VIEs (Tables)	12 Months Ended
Dec. 31, 2019
VIEs [Abstract]
Financial information of consolidated VIEs
	As of December 31,
	2018	2019
ASSETS
Cash and cash equivalents	$20,467	$12,209
Restricted cash	—	5,342
Short-term investments	7,305	7,192
Account and financing receivables, net	64,584	72,214
Prepaid and other current assets	1,213	3,942
Intra-Sogou Group receivable due from the Company and the Company’s subsidiaries	29,755	19,765
Due from related parties of the Sogou Group	17	683
Total current assets	123,341	121,347
Long-term investments	26,129	26,169
Fixed assets, net	392	761
Goodwill	3,468	3,412
Other assets	315	1,902
Total assets	$153,645	$153,591
LIABILITIES
Accounts payable	$57,051	$66,186
Accrued and other short-term liabilities	49,493	55,694
Receipts in advance	3,647	8,981
Accrued salary and benefits	1,692	1,250
Taxes payable	6,582	6,084
Due to related parties of the Sogou Group	20,552	108
Total current liabilities	139,017	138,303
Long-term liabilities	—	1,130
Total liabilities	$139,017	$139,433

	For the Year Ended December 31,
	2017	2018	2019
Net revenue	$257,424	$423,270	$501,495
Net income/(loss)	$28,944	$(19,534)	$(1,491)

	For the Year Ended December 31,
Cash flows of the VIEs	2017	2018	2019
Net cash provided by operating activities	$5,198	$51,657	$(5,046)
Net cash used in investing activities	(5,218)	(48,161)	(18,040)
Net cash provided by financing activities	—	—	8,601